Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income taxes
Schedule of detailed income taxes

For the year ended December 31,
(M$)	2021	2020	2019
Current income taxes	(8,158)	(2,450)	(5,469)
Deferred income taxes	(1,429)	2,132	(403)
TOTAL INCOME TAXES	(9,587)	(318)	(5,872)

Schedule of deferred tax balances, including balance sheet presentation and analysis of variation

As of December 31,
(M$)	2021	2020	2019
Net operating losses and tax carry forwards	5,129	5,106	3,752
Employee benefits	586	1,004	970
Other temporary non-deductible provisions	8,235	9,068	8,660
Differences in depreciations	(15,233)	(14,641)	(16,029)
Other temporary tax deductions	(4,221)	(3,847)	(2,995)
NET DEFERRED TAX LIABILITY	(5,504)	(3,310)	(5,642)

As of December 31,
(M$)	2021	2020	2019
Deferred tax assets	5,400	7,016	6,216
Deferred tax liabilities	(10,904)	(10,326)	(11,858)
NET AMOUNT	(5,504)	(3,310)	(5,642)

As of December 31,
(M$)	2021	2020	2019
Opening balance	(3,310)	(5,642)	(4,827)
Deferred tax on income	(1,429)	2,132	(403)
Deferred tax on shareholders' equity (a)	(546)	137	255
Changes in scope of consolidation and others	(315)	76	(695)
Currency translation adjustment	96	(13)	28
CLOSING BALANCE	(5,504)	(3,310)	(5,642)
(a)

This amount includes mainly deferred taxes on actuarial gains and losses, current income taxes and deferred taxes for changes in fair value of investments inequity instruments, as well as deferred taxes related to the cash flow hedge (see Note 9 to the Consolidated Financial Statements).

Reconciliation between provision for income taxes and pre-tax income

For the year ended December 31,
(M$)	2021	2020	2019
Consolidated net income	16,366	(7,336)	11,438
Income taxes	9,587	318	5,872
Pre-tax income	25,953	(7,018)	17,310
French statutory tax rate	28.41%	32.02%	34.43%
Theoretical tax charge	(7,373)	2,247	(5,960)
Difference between French and foreign income tax rates	(3,754)	(1,109)	(2,007)
Tax effect of equity in income (loss) of affiliates	977	145	1,173
Permanent differences	738	665	1,422
Adjustments on prior years income taxes	109	(31)	12
Adjustments on deferred tax related to changes in tax rates	(119)	(204)	(270)
Variation of deferred tax assets not recognized	(165)	(2,031)	(242)
INCOME TAXES IN THE STATEMENT OF INCOME	(9,587)	(318)	(5,872)

Schedule of net operating losses and carried forward tax credits by expiration and main countries

As of December 31,
(M$)	2021	2020	2019
2020			71
2021		69	48
2022	27	26	27
2023	1	7	19
2024(a)	5	2	1,310
2025(b)	25	1,643
2026 and after	1,652
Unlimited	3,419	3,359	2,277
TOTAL	5,129	5,106	3,752

(a)	2024 and after for 2019.
(b)	2025 and after for 2020.

As of December 31, 2021 the schedule of deferred tax assets related to carried forward tax credits on net operating losses for the main countries is as follows:

	Tax
As of December 31, 2021		United			United
(M$)	Australia	States	Canada	France	Kingdom
2022
2023
2024
2025			17
2026 and after		424	1,062
Unlimited	1,044	472		586	145
TOTAL	1,044	896	1,079	586	145